INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 13- INCOME TAXES:

a.	InMode Ltd.

The Company is taxed according to Israeli tax laws:

1)	Measurement of results for tax purposes

The Company as a “foreign-investment company” measures its results for tax purposes in dollar based on Income Tax Regulations (Bookkeeping Principles of Foreign Invested Companies and of Certain Partnerships and the Determination of Their Taxable Income), 1986.

These consolidated financial statements are presented in U.S. dollars. The changes in the exchange rate of the dollar, both on an annual and a cumulative basis, cause a difference between taxable income and income reflected in these consolidated financial statements. ASC 740-10-25 prohibits the recognition of deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are re-measured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the above-mentioned differences were not reflected in the computation of deferred tax assets and liabilities.

2)	Basis of taxation

a)	Incentives Applicable until 2020

Under the Encouragement of Capital Investments Law, including Amendment No. 60 thereof as published in April 2005, by virtue of the “Approved Enterprise” or “Benefited Enterprise” status, the Israeli Company was tax exempt from 2012 to 2020 for income derived from the Benefited Enterprise. See also note 13a(2)(b).

b)	Incentives Applicable starting 2021 - The New Technological Enterprise and Preferred Enterprise Incentives Regime - Amendment 73 to the Investment Law

On June 14, 2017, the Encouragement of Capital Investments Regulations (Preferred Technology Income and Capital Profits for a Technological Enterprise), 2017 (the “Regulations”) were published, which adopted Action 5 under the base erosion and profit shifting (“BEPS”) regulations. The Regulations describe, inter alia, the mechanism used to determine the calculation of the benefits under the PTE (Preferred technological enterprise) or PE (Preferred enterprise) and under the SPTE (Special Preferred Technology Enterprise) regime and determine certain requirements relating to documentation of intellectual property for the purpose of the PTE or PE. According to these provisions, a company that complies with the terms under the PTE or PE regime may be entitled to certain tax benefits with respect to income generated during the company’s regular course of business and derived from the preferred intangible asset (as determined in the Investments Law) and income attributed to production activity (different tax rate), Excluding income derived from intangible assets used for marketing.

In the event that intangible assets used for marketing purposes generate over 10% of the PTE’s or PE’s income, the relevant portion, calculated using a transfer pricing study, would be subject to regular corporate income tax. If such income does not exceed 10%, the PTE or PE will not be required to exclude the marketing income from the PTE’s or PE’s total income. The Regulations set a presumption of direct production expenses plus 10% with respect to income related to production, which can be countered by the results of a supporting transfer pricing study. Tax rates applicable to such production income expenses will be similar to the tax rates under the Preferred Enterprise regime, to the extent such income would be considered as eligible. In order to calculate the preferred income, the PTE and PE is required to take into account the income and the research and development expenses that are attributed to each single preferred intangible asset.

The Company reviews every year whether it meets the conditions of the PTE or PE. The difference for the Company is immaterial since it located in development area A.

Under the Regulations the Company’s tax rate is expected to be approximately 7.5%.

Amendment 74 to the Investment Law

Pursuant to the amendment to the Investments Law which became effective on November 15, 2021, a company that elects by November 15, 2022 to pay a reduced corporate tax rate as set forth in that amendment (rather than the regular corporate tax rate applicable to Approved Enterprise income) with respect to undistributed exempt income accumulated by the company until December 31, 2020 will be entitled to distribute a dividend from such income or to be used for any other reason found by the company, without being required to pay additional corporate tax.

The Company elected to take advantage of the amendment, and during November 2022 has paid NIS 42.5 million ($12.0 million) as a one-time payment, and as a result NIS 591 million (approximately $165.7 million) of the Company’s undistributed exempt income for years 2012 until 2020 are entitled to be distributed as dividend or to be used for any other reason found by the Company without being required to pay additional corporate tax. As a result, the Company is required to invest NIS 32 million (approximately $9 million) in its industrial enterprises in Israel over a five year period. Such investment may be in the form of the acquisition of industrial assets (excluding real estate assets), investment in R&D in Israel, or payroll payments to new employees to be hired by the enterprise. All the amount that was required to invest was invested in 2022.

3)	Corporate tax rate in Israel

The income of Israeli companies, other than preferred income, is taxed in accordance with Israeli tax laws at the regular corporate tax rates. The corporate tax rate is 23% for 2018 and thereafter. Capital gain is subject to capital gain tax according to the corporate tax rate in the year the assets are sold.

b.	Subsidiaries outside of Israel

Subsidiaries that are incorporated outside of Israel are assessed for taxes under the tax laws in their countries of residence.

The corporate tax rates of Subsidiaries outside of Israel for the year ended on December 31, 2024 is between 15% to 26.5%.

As of December 31, 2024, the Company’s subsidiary in U.S has an accumulated federal tax loss carryforward of approximately $203 million and state tax loss carryforward (post apportionment) of approximately $165.5 million derived mainly from exercises of options by employees which provided the Company tax deductions in excess of the actual compensation expenses (recognized in loss), under the Tax Cuts and Jobs Act of 2017 (“TCJA”).

Under U.S. tax laws, subject to certain limitations, carryforward tax losses originating in tax years beginning after January 1, 2018, have no expiration date, but they are limited to 80% of the company's taxable income in any given tax year.

Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. As of each reporting date, management considers new evidence, both positive and negative, that could impact management’s view with regard to the future realization of deferred tax assets for each jurisdiction.

In the determination of the appropriate valuation allowances, the Company considers the most recent projections of future business results and taxable income by jurisdiction as well as the reversal of existing taxable temporary differences. The Company also considers the prior earnings history. Actual results may vary in comparison to current projections.

During the year ended December 31, 2024, the Company determined that the positive evidence overcame any negative evidence, primarily due to cumulative income in recent years, including the effect of permanent adjustments, and the expectation of profitability in periods, and concluded that it was more likely than not that the United States net deferred tax assets were realizable. As a result, the Company released the valuation allowance of $60,129 related to the United States net deferred tax assets during the year ended December 31, 2024. As of December 31, 2024, the Company concluded that the deferred tax assets for certain jurisdictions would not be realized and therefore reserved valuation allowance in the amount of $4,248 with respect to these deferred tax assets.

c.	Deferred income tax assets

Deferred income tax assets reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets (liabilities) at December 31, 2024 and 2023 were as follows:

	December 31
	2024	2023
Deferred tax assets in respect of:future

Subsidiaries carryforward losses	54,349	58,075
Other temporary differences	3,659	3,112
Share-based compensation	2,424	4,194
Deferred tax asset in respect to other comprehensive loss	101	502
Total deferred tax assets before valuation allowance	60,533	65,883
Valuation allowance	(4,248)	(64,377)
Total deferred tax assets	56,285	1,506

Deferred taxes are computed using the tax rates expected to be in effect when those differences reverse.

d.	Valuation allowance

	2024	2023
Balance at January 1	64,377	66,815
Utilization of carry forward tax losses	(5,399)	(2,438)
Reductions for the current year that record against defer tax asset	(54,730)	-
Balance at December 31	4,248	64,377

e.	Reconciliation of theoretical tax expense to actual tax expense

Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2024	2023	2022
Income before taxes on income	143,469	217,267	201,466
Theoretical tax expenses at the statutory rate of InMode Ltd.	23%	23%	23%
	32,998	49,971	46,337
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(16,682)	(31,296)	(27,282)
Different effective tax rates applicable to the Subsidiaries	210	165	138
Change in valuation allowance	(60,129)	(2,438)	(3,608)
Uncertain tax positions	1,957	1,096	303
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	3,840	1,850	1,842
Amendment to the Investments Law payment - see also note 13a(2)(b)	-	-	12,017
Settlements with the Israeli tax authority net of decrease of related uncertain tax provision	-	-	10,199
	(37,806)	19,348	39,946

f.	Tax assessments

In February 2022, the Israeli Company settled the 2017-2020 income tax assessment with the Israeli tax authority, paying $1.3 million. also see Note 13a(2)(b).

In December 2022 the Company reached an agreement with the Israeli Tax Authority under which the Company paid on January 2023 NIS 50.2 million (approximately $14.3 million).

As of December 31, 2024, tax assessments of the Israeli Company through tax year 2021 are considered final. In addition, all tax assessments of one of the Company’s subsidiaries in Israel through tax year 2019 are considered final. Another Israeli subsidiary was established in 2022 and therefore does not have any tax year that considered final.

As of December 31, 2024, all tax assessments on the Company’s subsidiary in the United States, through tax year 2019, are considered final.

The other Subsidiaries' open tax years range from 2019-2024.

g.	Income before income taxes is composed of the following:

	Year ended December 31
	2024	2023	2022
InMode Ltd. and Israeli subsidiaries	139,241	211,137	196,354
Subsidiaries outside of Israel	4,228	6,130	5,112
	143,469	217,267	201,466

h.	Tax expenses (tax benefit):

	Year ended December 31
	2024	2023	2022
Current:
Israel	15,664	17,633	38,248
Subsidiaries	1,709	1,864	1,614
	17,373	19,497	39,862
Deferred:
Israel	(42)	(149)	84
Subsidiaries	(55,137)	-	-
	(55,179)	(149)	84
Total expenses (income) taxes on income	(37,806)	19,348	39,946

i.	Uncertain tax positions:

ASC No. 740, Income Taxes, requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position. Changes in judgment as to recognition or measurement of tax positions can materially affect the estimate of the effective tax rate and consequently, affect the operating results of the Company.

The following table summarizes the activity of the Company’s unrecognized tax benefits:

	Year ended December 31
	2024	2023
Balance at January 1	1,399	303
Increase in uncertain tax positions for the current year	1,957	1,096
Balance at December 31	3,356	1,399

The Company does not expect uncertain tax positions to change significantly over the next 12 months.